Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Summary of inventory

		$ million
	2017	2016
Crude oil	5,692	5,531
Natural gas	119	155
Refined petroleum and petrochemical products	10,694	9,198
	16,505	14,884
Supplies	2,211	2,388
	18,716	17,272
Trading inventories	295	383
	19,011	17,655
Cost of inventories expensed in the income statement	179,716	132,219